Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,189,779.82

Principal:
Principal Collections	$12,934,360.21
Prepayments in Full	$7,965,312.37
Liquidation Proceeds	$167,535.88
Recoveries	$19,586.81
Sub Total	$21,086,795.27
Collections	$22,276,575.09

Purchase Amounts:
Purchase Amounts Related to Principal	$370,246.37
Purchase Amounts Related to Interest	$1,513.99
Sub Total	$371,760.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,648,335.45

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$22,648,335.45
Servicing Fee	$291,351.09	$291,351.09	$0.00	$0.00	$22,356,984.36
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,356,984.36
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$22,356,984.36
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$22,356,984.36
Interest - Class A-4 Notes	$255,689.75	$255,689.75	$0.00	$0.00	$22,101,294.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,101,294.61
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$22,023,660.61
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,023,660.61
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$21,965,748.61
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,965,748.61
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$21,894,384.61
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,894,384.61
Regular Principal Payment	$19,769,375.56	$19,769,375.56	$0.00	$0.00	$2,125,009.05
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,125,009.05
Residuel Released to Depositor	$0.00	$2,125,009.05	$0.00	$0.00	$0.00
Total		$22,648,335.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$19,769,375.56
Total					$19,769,375.56
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$19,769,375.56	$77.10	$255,689.75	$1.00	$20,025,065.31	$78.10
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$19,769,375.56	$14.17	$462,599.75	$0.33	$20,231,975.31	$14.50

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$227,279,781.38	0.8863575	$207,510,405.82	0.8092598
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$323,039,781.38	0.2314901	$303,270,405.82	0.2173234

Pool Information
Weighted Average APR	4.150%	4.159%
Weighted Average Remaining Term	29.81	28.99
Number of Receivables Outstanding	28,533	27,471
Pool Balance	$349,621,312.53	$328,100,957.89
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$323,039,781.38	$303,270,405.82
Pool Factor	0.2346150	0.2201737

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$24,830,552.07
Targeted Overcollateralization Amount	$24,830,552.07
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$24,830,552.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	34

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		97	$82,899.81
(Recoveries)		120	$19,586.81
Net Losses for Current Collection Period			$63,313.00
Cumulative Net Losses Last Collection Period			$7,663,182.35
Cumulative Net Losses for all Collection Periods			$7,726,495.35

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.22%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.16%	468	$7,083,420.34
61-90 Days Delinquent	0.25%	42	$807,815.44
91-120 Days Delinquent	0.07%	13	$233,933.99
Over 120 Days Delinquent	0.34%	70	$1,115,779.54
Total Delinquent Receivables	2.82%	593	$9,240,949.31

Repossession Inventory:
Repossessed in the Current Collection Period		24	$401,050.23
Total Repossessed Inventory		28	$503,220.03

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0648%
Preceding Collection Period			0.2708%
Current Collection Period			0.2242%
Three Month Average			0.1866%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4254%
Preceding Collection Period			0.4977%
Current Collection Period			0.4550%
Three Month Average			0.4594%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer